Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Effective tax rate	(38.40%)	0.50%	5.20%
Statutory income tax rate (in hundredths) (as a percent)	0.00%	0.00%	0.00%
Net operating losses carried forward	$ 265	$ 291
Deferred tax assets not subject to expiration	265
Valuation allowance	211	280	$ 115
Valuation allowance, change in amount	(69)	165	41
Valuation allowance, utilization	0	0	0
Deferred tax asset	81	53
Unremitted earnings of subsidiaries	38	0
Unrecognized tax benefits	9	9	$ 147	$ 154
Unrecognized tax benefits that would have a favorable impact on effective tax rate	$ 9
Tax settlement impact on effective tax rate		94
SeaMex Limited
Related Party Transaction [Line Items]
Deferred tax asset		$ 14
BERMUDA
Related Party Transaction [Line Items]
Statutory income tax rate (in hundredths) (as a percent)	0.00%